Fair Value Measurements - Schedule of Valuation Assumptions (Details) - Level 3	Jun. 30, 2024 year decimal	Mar. 04, 2024 decimal year	Dec. 27, 2023 decimal	Oct. 17, 2022 decimal
Warrant Shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	1,270,242	1,304,907
Aggregate Value Cap
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	11,250	11,250
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	4.03	15.49
Strike price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.01	0.01
Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | year	4.7	5
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	1.150	0.950	0.151	0.045
Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.044	0.042	0.056	0.043
Dividend Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0	0